INCOME TAX (EXPENSE) CREDIT (Tables)	12 Months Ended
Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Schedule of components of income tax (expense) credit
	Year ended December 31,
	2017	2018	2019
	Thousand US$	Thousand US$	Thousand US$
Current tax	(4,906)	(15,299)	(4,500)
Deferred tax	11,436	8,014	(20,445)
	6,530	(7,285)	(24,945)

Schedule of reconciliation of taxation with the profit (loss) before taxation per the consolidated statement of profit or loss and other comprehensive income

The taxation for the year can be reconciled to the profit (loss) before taxation per the consolidated statements of profit or loss and other comprehensive income as follows:

	Year ended December 31,
	2017	2018	2019
	Thousand US$	Thousand US$	Thousand US$
Loss before taxation	(39,580)	(14,835)	(17,067)
Tax at the domestic income tax rate (2017: 27.8%, 2018: 27.8%) %, 2019:27.6%)	(11,003)	(4,124)	(4,711)
Tax effect of income not taxable for tax purpose	—	(158)	(445)
Tax effect of expenses not deductible	1,898	3,116	19,239
Overprovision in prior years	(715)	—	—
Tax effect of tax losses not recognized	3,007	10,318	6,609
Recognition of deferred tax assets previously not recognized	—	—	—
Utilization of tax losses previously not recognized	(601)	(1,530)	(71)
Effect of different tax rates of subsidiaries operating in other jurisdictions	884	(337)	4,324
Income tax expense (benefit)	(6,530)	7,285	24,945
Effective income tax rate	16%	(49)%	(146)%